EMPLOYEE BENEFIT PLAN (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLAN
Provisions for employee benefits	$ 2,451,277	$ 1,483,281	$ 873,744